PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－7 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2021
	$’000	$’000

At cost:
Leasehold buildings	8,089	8,212
Motor vehicles	1,938	1,976
Office equipment, and furniture and fittings	3,032	2,917
	13,059	13,105
Less: accumulated depreciation	(5,841)	(5,385)

Property and equipment, net	7,218	7,720

Depreciation expense for the financial years ended December 31, 2022 and 2021 were remained at approximately $0.8 million and approximately $0.8 million respectively.

Property and equipment under finance leasing arrangement classified under motor vehicle as of December 31, 2022 and 2021 amounted to approximately $0.01 million and approximately $0.02 million, respectively. Details of such leased assets are disclosed in Note 10.

Right-of-use assets under operating leasing arrangements classified under leasehold building as of December 31, 2022 and 2021 amounted to approximately $1.5 million and approximately $1.8 million and, respectively. Details of such leased assets are disclosed in Note 10.